Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended
	Sep. 30, 2018	Sep. 17, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Jul. 31, 2026	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF
Account Value [Line Items]
Line Graph and Table Measure Name														Anfield Universal Fixed Income ETF - NAV
Accumulated Value	$ 10,010	$ 10,000	$ 10,061	$ 10,034	$ 9,978	$ 10,079	$ 10,131	$ 10,123	$ 10,156	$ 10,050	$ 10,075	$ 10,052	$ 9,915		$ 9,977	$ 9,987	$ 10,046	$ 10,045	$ 10,083	$ 10,231	$ 10,070	$ 10,148	$ 10,180	$ 10,179	$ 10,242	$ 10,210	$ 10,206	$ 10,187	$ 10,218	$ 10,214	$ 10,188	$ 10,153	$ 10,188	$ 10,189	$ 10,198	$ 10,215	$ 10,209	$ 10,221	$ 10,185	$ 10,180	$ 10,153	$ 10,178	$ 10,060	$ 10,012	$ 9,882	$ 9,820	$ 9,704	$ 9,503	$ 9,625	$ 9,627	$ 9,378	$ 9,418	$ 9,618	$ 9,640	$ 9,809	$ 9,787	$ 9,818	$ 9,874	$ 9,896	$ 9,939	$ 10,090	$ 10,171	$ 10,210	$ 10,241	$ 10,413	$ 10,564	$ 10,684	$ 10,694	$ 10,781	$ 10,779	$ 10,889	$ 10,949	$ 11,047	$ 11,147	$ 11,233	$ 11,221	$ 11,290	$ 11,310	$ 11,386	$ 11,480	$ 11,478	$ 11,502	$ 11,594	$ 11,711	$ 11,736	$ 11,813	$ 11,878	$ 11,925	$ 11,978	$ 12,052	$ 12,118	$ 12,158	$ 12,038	$ 12,167	$ 12,226	$ 12,253	$ 12,222
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,992	10,000	9,913	9,973	10,156	10,264	10,258	10,455	10,457	10,643	10,777	10,800	11,080		11,021	11,054	11,049	11,041	11,254	11,456	11,389	11,591	11,645	11,718	11,893	11,797	11,791	11,738	11,854	11,870	11,785	11,615	11,470	11,560	11,598	11,679	11,810	11,788	11,685	11,682	11,717	11,687	11,435	11,307	10,993	10,576	10,644	10,477	10,733	10,430	9,979	9,850	10,212	10,166	10,479	10,208	10,467	10,531	10,416	10,379	10,372	10,306	10,044	9,885	10,333	10,728	10,699	10,548	10,645	10,376	10,552	10,652	10,901	11,058	11,206	10,928	11,043	10,863	10,920	11,160	11,165	11,209	11,128	11,299	11,270	11,404	11,529	11,601	11,673	11,656	11,668	11,859	11,650	11,663	11,700	11,728	11,575
Bloomberg U.S. Aggregate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate 1-3 Year Index
Accumulated Value	$ 10,006	$ 10,000	$ 10,017	$ 10,046	$ 10,124	$ 10,165	$ 10,181	$ 10,248	$ 10,271	$ 10,343	$ 10,400	$ 10,396	$ 10,478		$ 10,473	$ 10,509	$ 10,509	$ 10,533	$ 10,593	$ 10,679	$ 10,722	$ 10,780	$ 10,801	$ 10,816	$ 10,832	$ 10,834	$ 10,833	$ 10,833	$ 10,843	$ 10,858	$ 10,862	$ 10,855	$ 10,849	$ 10,858	$ 10,871	$ 10,855	$ 10,874	$ 10,874	$ 10,865	$ 10,829	$ 10,820	$ 10,804	$ 10,727	$ 10,679	$ 10,533	$ 10,475	$ 10,539	$ 10,466	$ 10,522	$ 10,438	$ 10,309	$ 10,296	$ 10,381	$ 10,402	$ 10,486	$ 10,408	$ 10,559	$ 10,595	$ 10,563	$ 10,521	$ 10,566	$ 10,605	$ 10,598	$ 10,632	$ 10,756	$ 10,885	$ 10,928	$ 10,890	$ 10,935	$ 10,898	$ 10,977	$ 11,039	$ 11,170	$ 11,271	$ 11,365	$ 11,300	$ 11,338	$ 11,363	$ 11,415	$ 11,495	$ 11,548	$ 11,634	$ 11,620	$ 11,695	$ 11,693	$ 11,796	$ 11,835	$ 11,876	$ 11,931	$ 11,975	$ 12,003	$ 12,065	$ 12,014	$ 12,043	$ 12,063	$ 12,073	$ 12,091